UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-3734

EuroPacific Growth Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

EuroPacific Growth Fund

[photo of The Campanile and an archway detail from the Piazza San Marco in Venice, Italy]

Semi-annual report for the six months ended September 30, 2005

EuroPacific Growth Fund® seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. About half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2005:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+21.17%	+3.45%	+9.68%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

Results for other share classes can be found on page 5. Please see page 28 for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo of The Campanile and an archway detail from the Piazza San Marco in Venice, Italy]

International markets made good progress in the first half of EuroPacific Growth Fund’s fiscal year, despite the headwind of a dollar that was strong relative to other major currencies. The fund did very well in this environment, appreciating 13.1% in value for the six months ended September 30.

That was ahead of the 11.8% return of its primary benchmark, the unmanaged MSCI All-Country World Index, ex-USA, which measures 48 developed- and developing-country indexes and has no expenses. The fund also outpaced the 10.1% return of the Lipper International Funds Average. By way of comparison, U.S. stocks, as measured by the unmanaged Standard & Poor’s 500 Composite Index, returned 5.0%.

As you can see in the table below, EuroPacific’s record of above-average returns has made a big difference over longer periods: In its 21-1⁄2-year lifetime, the fund has provided a cumulative total return of 1,432.0%, versus an MSCI EAFE® (Europe, Australasia, Far East) Index return of 855.1% and a Lipper International Funds Average return of 846.1%. (The unmanaged EAFE tracks 21 major stock markets outside the United States and has no expenses.)

Non-U.S. stocks charge ahead

International markets overcame a turbulent beginning to the six-month reporting period to finish strong. Stock investors, discouraged by rising U.S. interest rates and disruptions caused by Hurricane Katrina, preferred to look elsewhere, fastening onto signs of improved economic conditions around the globe.

[Begin Sidebar]
Results at a glance (through September 30, 2005, with all distributions reinvested)

	Totalreturn	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

EuroPacific Growth Fund	+28.6%	+4.7%	+10.3%	+13.6%
MSCI ACWI (All-Country World)
Index ex-USA[2,3]	+29.5	+4.8	+6.6	—
Lipper International Funds Average[4]	+25.2	+2.5	+6.9	+11.0
MSCI EAFE® (Europe, Australasia,
Far East) Index[2]	+26.3	+3.5	+6.2	+11.1

1 Since April 16, 1984
2 Indexes are unmanaged.
3 The index did not exist prior to 12/31/87.
4 Source: Lipper. Figures do not reflect the effect of sales charges.
[End Sidebar]

Many major markets advanced by double digits, although in many cases currency movements curtailed returns for U.S. investors. After touching bottom in March, the dollar began to gain ground, appreciating roughly 8% against the euro over the six months, 7% against sterling, and 6% against the yen. Even so, returns for dollar-based investors were very good. In Europe, stocks were pushed higher by burgeoning signs of government commitments to restructuring and by a flurry of mergers and acquisitions activity across a number of industries. In dollar terms, Spain (+10.1%), Switzerland (+9.2%), Germany (+8.2%), France (+7.8%) and the United Kingdom (+5.7%) all outpaced U.S. stocks; the Netherlands (+3.6%) and Italy (+2.6%) were slightly weaker.*

*Country returns are based on MSCI indexes and assume reinvestment of gross dividends.

Farther east, Japanese stocks bounced back smartly, increasing 15.0% after a stretch of losses. Investors were heartened by new signs of economic life and an election campaign that hinged on putting Japan back on solid financial footing. South Korean stocks (+22.1%) continued to surge, stimulated in part by active domestic investing into pension plans. Elsewhere in the region, Australia rose a healthy 15.5%, in U.S. dollar terms.

In the Americas, stock markets rewarded U.S. investors not only with absolute price gains but currency appreciation as well. The Canadian dollar gained 4% against its U.S. counterpart, contributing to an overall 21.6% increase in stocks. Higher interest rates in Brazil attracted considerable new foreign investment, increasing the value of the real against the dollar by 20%; despite a series of political scandals, stocks soared an astonishing 47.7% measured in dollars. Currency issues were more muted in Mexico, where stocks nonetheless rose 37.6% for the six months.

A well-positioned portfolio

EuroPacific Growth Fund’s superior returns once again validated our company-by-company approach to building the portfolio. Many of the fund’s largest holdings posted very strong gains. Roche, a Swiss pharmaceutical company and the fund’s largest investment, rose 29.7% in price; the company is a major shareholder in Japan-based Chugai (+24.1%), which likewise benefited. Another drug company, longtime holding AstraZeneca, rose 18.1% in price. Not surprisingly, energy stocks profited from rising fuel costs around the world. Petrobras and Royal Dutch Shell gained 62.0% and 9.5% in price, respectively.

The portfolio’s largest industry concentration continues to be in financial institutions. Stocks of Japanese banks, which we began adding to about a year ago, were particularly strong in recent months, as lending rates in Japan improved. Notable gainers included UFJ Holdings (+54.7%), Mitsui Trust (+39.0%) and Shinhan Financial (+30.1%).

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific		EAFE
	Growth Fund		Index[2]
	(9/30/05)	(3/31/05)	(9/30/05)
Europe

United Kingdom	9.6%	11.7%	25.2%
Germany	6.4	6.2	6.9
France	6.2	6.6	9.6
Switzerland	5.9	4.2	6.7
Netherlands	4.3	6.2	3.2
Spain	3.2	3.5	3.9
Norway	1.4	2.3	.8
Denmark	1.2	1.4	.8
Italy	1.1	1.3	3.8
Hungary	.8	.7	—
Belgium	.7	.7	1.3
Austria	.6	.7	.4
Russia	.6	—	—
Sweden	.5	.8	2.4
Other Europe	.9	1.3	3.1
	43.4	47.6	68.1

Pacific Basin

Japan	20.2	16.4	23.7
South Korea	6.1	5.5	—
Mexico	3.6	2.5	—
Canada	3.2	3.3	—
Taiwan	3.1	3.1	—
Australia	1.9	2.3	5.5
Hong Kong	1.8	1.3	1.7
China	.7	.7	—
Indonesia	.6	—	—
Thailand	.5	—	—
Other Pacific Basin	1.2	2.0	1.0
	42.9	37.1	31.9

Other

Brazil	5.1	4.4	—
India	2.6	2.0	—
South Africa	.5	—	—
Other countries	.2	.8	—
	8.4	7.2	—

Cash & equivalents	5.3%	8.1%	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
[End Sidebar]

Not every holding did so well, of course. Among larger positions, technology stocks, such as Taiwan Semiconductor (+3.4%) and Rohm (-10.1%), were lackluster; a number of European telecommunications operators — including France Télécom (-3.9%), Telefónica (-2.0%) and Vodafone (-1.9%) — were also weak. Also in the red were pharmaceutical firms Sanofi-Aventis (-1.9%) and Novo-Nordisk (-11.2%).

Proactive portfolio management

Given the strength in certain areas of the market, we spent the past six months actively refining the portfolio. We added substantially to Roche, América Móvil (+53.0%), Mexico’s primary wireless service provider, Kookmin Bank (+31.7%) of South Korea and Nestle (+7.1%). At the same time we trimmed our exposure to a number of previously sizable positions, among them France Télécom, Telefónica and Cía. Vale do Rio Doce. This last holding gained 42.2% during the period, allowing us to sell into strength.

Investing in companies, not markets

Looking ahead, we continue to see signs of global economic growth, albeit at a slower rate than many had predicted. Recent political changes in Europe and Japan could support an increasingly business-friendly environment. Interest rates outside the United States have remained steady and inflation is still contained, despite rapidly rising energy costs. The latter is certainly a concern, however, particularly in Asia, which is a net importer of fuel. Also of concern is the blistering pace in recent months of a number of stock-market sectors, including energy and many developing markets, which have surged at a rate that cannot be sustained forever.

In the face of these unknowns, we believe, as we always have, that individual stock selection is paramount. Relying on our intensive global research effort, we set our sights on non-U.S. companies most likely to negotiate periods of uncertainty and be industry leaders in the years ahead. More and more of them are succeeding by looking beyond their borders for growth potential. As EuroPacific’s strong record of international investing amply demonstrates, that strategy can be a wise one for investors as well.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Mark Denning

Mark Denning
President

November 9, 2005

William I. Miller, an independent Trustee of the fund since 1992, has been elected non-executive chairman of the Board. Gina H. Despres, the previous chairman, has been elected vice chairman. As independent Board chair, Mr. Miller will chair Board meetings, including executive sessions of the independent Trustees, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund’s investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.

Other share class results                                                                         unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for
periods ended September 30, 2005:	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold within
six years of purchase	+22.59%	+3.55%	+0.99%
Not reflecting CDSC	+27.59%	+3.90%	+1.15%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%,
payable only if shares are sold within
one year of purchase	+26.49%	—	+8.00%
Not reflecting CDSC	+27.49%	—	+8.00%

Class F shares[1]— first sold 3/15/01
Not reflecting annual asset-based fee
charged by sponsoring firm	+28.48%	—	+8.86%

Class 529-A shares[2]— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+21.08%	—	+12.04%
Not reflecting maximum sales charge	+28.44%	—	+13.89%

Class 529-B shares[2]— first sold 2/19/02
Reflecting applicable CDSC, maximum
of 5%, payable only if shares are sold
within six years of purchase	+22.31%	—	+12.91%
Not reflecting CDSC	+27.31%	—	+13.51%

Class 529-C shares[2]— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year of
purchase	+26.36%	—	+12.91%
Not reflecting CDSC	+27.36%	—	+12.91%

Class 529-E shares[1,2] — first sold 3/7/02	+28.03%	—	+12.11%

Class 529-F shares[1,2]— first sold 9/16/02
Not reflecting annual asset-based fee
charged by sponsoring firm	+28.48%	—	+22.12%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

1 These shares are sold without any initial or contingent deferred sales charge.
2 Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

unaudited
Summary investment portfolio, September 30, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification
Financials	23.34%
Consumer discretionary	11.89
Telecommunication services	11.14
Information technology	9.67
Health care	9.08
Other industries	29.39
Bonds & notes	0.17
Convertible securities & warrants	0.05
Cash & Equivalents	5.27
[end pie chart]
	Shares	Market	Percent
		value	of net
Common stocks - 94.51%		(000)	assets

Financials - 23.34%
UFJ Holdings, Inc. (1) (2)	118,513	$964,962	1.51%
Kookmin Bank (2)	15,593,040	917,718	1.44
Allianz AG (2)	4,311,335	584,107.92
Mitsui Trust Holdings, Inc. (2)	39,187,000	541,571.85
ABN AMRO Holding NV (2)	22,564,802	540,559.85
ING Groep NV (2)	17,377,817	518,202.81
Banco Bradesco SA, preferred nominative	9,660,600	473,030.74
Banco Santander Central Hispano, SA (2)	32,275,106	424,917.66
Shinhan Financial Group Co., Ltd. (2)	11,949,400	416,605.65
UBS AG (2)	4,868,398	413,487.65
Banco Itaú Holding Financeira SA, preferred nominative	1,580,600	378,789.59
Other securities		8,720,402	13.67
		14,894,349	23.34

Consumer discretionary - 11.89%
Toyota Motor Corp. (2)	11,122,600	509,713.80
Honda Motor Co., Ltd. (2)	8,335,100	471,625.74
Hyundai Motor Co. (2)	5,861,120	460,852.72
Industria de Diseno Textil, SA (2)	14,300,468	420,172.66
Continental AG (2)	4,977,500	409,723.64
Bridgestone Corp. (2)	16,316,000	349,901.55
Other securities		4,965,607	7.78
		7,587,593	11.89

Telecommunication services - 11.14%
Vodafone Group PLC (2)	436,435,890	1,136,022	1.78
América Móvil SA de CV, Series L (ADR)	33,648,000	885,615
América Móvil SA de CV, Series L	21,540,000	28,387	1.43
Telefónica, SA (2)	38,798,154	636,759	1.00
France Télécom, SA (2)	16,793,000	483,453.76
Koninklijke KPN NV (2)	50,755,000	455,883.72
Telekom Austria AG (2)	19,684,056	391,588.61
Other securities		3,090,256	4.84
		7,107,963	11.14

Information technology - 9.67%
SOFTBANK CORP. (2)	17,154,900	952,850	1.49
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	433,157,406	698,330
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,556,400	78,554	1.22
Samsung Electronics Co., Ltd. (2)	1,076,775	608,104.95
Hon Hai Precision Industry Co., Ltd. (2)	130,046,846	607,756.95
Rohm Co., Ltd. (2)	4,272,100	370,910.58
Murata Manufacturing Co., Ltd. (2)	6,377,500	355,959.56
Other securities		2,502,730	3.92
		6,175,193	9.67

Health care - 9.08%
Roche Holding AG (2)	12,019,200	1,671,026	2.62
Sanofi-Aventis (2)	16,344,087	1,352,041	2.12
AstraZeneca PLC (Sweden) (2)	8,756,617	408,279
AstraZeneca PLC (United Kingdom) (2)	4,505,000	210,154.97
Novo Nordisk A/S, Class B (2)	12,425,650	614,758.96
Chugai Pharmaceutical Co., Ltd. (2)	19,547,200	372,872.58
UCB NV (2)	6,796,059	359,358.56
Other securities		810,453	1.27
		5,798,941	9.08

Energy - 7.68%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	10,301,150	736,429
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	798,850	50,927	1.23
Royal Dutch Shell PLC, Class B (2)	9,583,091	330,315
Royal Dutch Shell PLC, Class A (2)	6,600,000	217,600
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	129,121
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	65,640	1.16
MOL Magyar Olaj- és Gázipari Rt., Class A (2)	4,500,500	498,843.78
Canadian Natural Resources, Ltd.	8,580,000	387,984.61
Norsk Hydro ASA (2)	3,175,000	353,917
Norsk Hydro ASA (ADR)	250,000	27,812.60
Reliance Industries Ltd. (2)	20,260,718	366,325.57
Petro-Canada	8,600,000	360,444.57
Other securities		1,378,700	2.16
		4,904,057	7.68

Consumer staples - 6.68%
Nestlé SA (2)	2,332,500	683,596	1.07
Koninklijke Ahold NV (1) (2)	77,643,332	587,610.92
Other securities		2,992,417	4.69
		4,263,623	6.68

Materials - 5.62%
Bayer AG (2)	12,510,000	458,461.72
Cemex, SA de CV, ordinary participation certificates, units (ADR)	8,504,791	444,801.70
Other securities		2,683,351	4.20
		3,586,613	5.62

Industrials - 4.23%
Siemens AG (2)	6,604,000	509,679.80
Asahi Glass Co., Ltd. (2)	38,439,000	403,828.63
Mitsubishi Corp. (2)	17,700,000	349,419.55
Other securities		1,435,771	2.25
		2,698,697	4.23

Utilities - 2.77%
E.ON AG (2)	3,948,000	362,825.57
Other securities		1,403,224	2.20
		1,766,049	2.77

Miscellaneous - 2.41%
Other common stocks in initial period of acquisition		1,538,609	2.41

Total common stocks (cost: $43,693,450,000)		60,321,687	94.51

Warrants - 0.02%

Financials - 0.02%

Other securities		9,462.02

Total warrants (cost: $46,430,000)		9,462.02

Convertible securities - 0.03%

Financials - 0.03%

Other securities		19,975.03

Total convertible securities (cost: $20,372,000)		19,975.03

Bonds & notes - 0.17%

Non-U.S. government bonds & notes - 0.17%

Other securities		110,439.17

Total bonds & notes (cost: $99,972,000)		110,439.17

Short-term securities - 5.19%	Principal amount (000)

Amsterdam Funding Corp. 3.59%-3.77% due 10/19-11/10/2005 (3)	$73,200	72,939
ABN-AMRO North America Finance Inc. 3.45% due 10/11/2005	26,800	26,771.15
Other securities		3,215,573	5.04

Total short-term securities (cost: $3,315,085,000)		3,315,283	5.19

Total investment securities (cost: $47,175,309,000)		63,776,846	99.92
Other assets less liabilities		51,615.08

Net assets		$63,828,461	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 265 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $51,045,486,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,400,193,000 which represented 2.19% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at September 30, 2005	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $47,175,309)			$63,776,846
Cash denominated in non-U.S. currencies
(cost: $12,485)			12,117
Cash			32,156
Receivables for:
Sales of investments		$220,856
Sales of fund's shares		142,746
Dividends and interest		115,383	478,985
			64,300,104
Liabilities:
Payables for:
Purchases of investments		300,557
Repurchases of fund's shares		95,255
Open forward currency contracts		2,194
Investment advisory services		20,180
Services provided by affiliates		18,813
Deferred Trustees' compensation		2,353
Other fees and expenses		32,291	471,643
Net assets at September 30, 2005			$63,828,461

Net assets consist of:
Capital paid in on shares of beneficial interest			$44,789,316
Undistributed net investment income			603,288
Undistributed net realized gain			1,866,441
Net unrealized appreciation			16,569,416
Net assets at September 30, 2005			$63,828,461

Shares of beneficial interest issued and outstanding - unlimited shares authorized (1,587,582 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(1)

Class A	$41,920,667	1,040,099	$40.30
Class B	1,107,843	27,850	39.78
Class C	1,934,212	48,997	39.48
Class F	4,958,352	123,423	40.17
Class 529-A	266,747	6,647	40.13
Class 529-B	48,556	1,229	39.51
Class 529-C	116,643	2,953	39.51
Class 529-E	16,059	403	39.88
Class 529-F	15,611	389	40.12
Class R-1	37,348	946	39.48
Class R-2	506,006	12,807	39.51
Class R-3	3,150,115	79,174	39.79
Class R-4	3,564,138	89,396	39.87
Class R-5	6,186,164	153,269	40.36
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $42.77 and $42.58, respectively.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended September 30, 2005		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. withholding tax of $97,606)
		$817,874
Interest (net of non-U.S. withholding tax of $2)
		67,358	$885,232
Fees and expenses:(1)
Investment advisory services		125,820
Distribution services		80,151
Transfer agent services		15,744
Administrative services		13,245
Reports to shareholders		927
Registration statement and prospectus		2,370
Postage, stationery and supplies		1,902
Trustees' compensation		308
Auditing and legal		55
Custodian		8,734
Other		164
Total fees and expenses before reimbursements/waivers		249,420
Less reimbursement/waiver of fees and expenses:
Investment advisory services		12,582
Administrative services		363
Total fees and expenses after reimbursements/waivers			236,475
Net investment income			648,757

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments		1,219,741
Non-U.S. currency transactions		(17,255)	1,202,486
Net unrealized appreciation (depreciation) on:
Investments		5,458,082
Non-U.S. currency translations		(4,940)	5,453,142
Net realized gain and unrealized appreciation
on investments and non-U.S. currency			6,655,628
Net increase in net assets resulting from operations			$7,304,385

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months ended September 30,	Year Ended March 31,
		2005*	2005
Operations:
Net investment income		$648,757	$578,352
Net realized gain on investments and non-U.S. currency transactions		1,202,486	2,670,830

Net unrealized appreciation on investments and non-U.S. currency translations		5,453,142	2,265,511
Net increase in net assets resulting from operations		7,304,385	5,514,693

Dividends paid to shareholders from net investment income		-	(716,189)

Capital share transactions		2,359,583	7,477,962

Total increase in net assets		9,663,968	12,276,466

Net assets:
Beginning of period		54,164,493	41,888,027
End of period (including undistributed net investment income and distributions in excess of net investment income:
$603,288 and $(45,469), respectively)		$63,828,461	$54,164,493

*Unaudited

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights.  The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None

Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to classes A and 529-A, respectively, after eight years

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years

Class 529-C	None	1% for redemptions within one year of purchase	None

Class 529-E	None	None	None

Classes F and 529-F	None	None	None

Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2005, non-U.S. withholding taxes paid on realized gains were $12,190,000. As of September 30, 2005, non-U.S. taxes provided on unrealized gains were $28,093,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of September 30, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $47,493,372,000.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$890,064
Undistributed short-term capital gains	41,536
Undistributed long-term capital gains	1,858,501
Gross unrealized appreciation on investment securities	17,202,545
Gross unrealized depreciation on investment securities	(919,071)
Net unrealized appreciation on investment securities	16,283,474

Undistributed net investment income and non-U.S. currency gains above include non-U.S. currency losses of $3,693,000 that were realized during the period November 1, 2004, through March 31, 2005. During the six months ended September 30, 2005, the fund realized, on a tax basis, a net capital gain of $1,232,104,000.

No distributions were paid to shareholders during the six months ended September 30, 2005. For the year ended March 31, 2005, ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Year ended March 31, 2005
Class A	$522,903
Class B	7,662
Class C	12,061
Class F	49,621
Class 529-A	2,348
Class 529-B	270
Class 529-C	603
Class 529-E	119
Class 529-F	132
Class R-1	240
Class R-2	2,902
Class R-3	23,867
Class R-4	31,595
Class R-5	61,866
Total	$716,189

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.405% on such assets in excess of $71 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended September 30, 2005, total investment advisory services fees waived by CRMC were $12,582,000. As a result, the fee shown on the accompanying financial statements of $125,820,000, which was equivalent to an annualized rate of 0.438%, was reduced to $113,238,000, or 0.394% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2005, unreimbursed expenses subject to reimbursement totaled $13,829,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits

Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund’s behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended September 30, 2005, the total administrative services fees paid by CRMC were $1,000 and $362,000 for classes R-1 and R-2 respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$48,298	$15,357	Not applicable	Not applicable	Not applicable
Class B	5,023	387	Not applicable	Not applicable	Not applicable
Class C	8,418	Included in administrative services	$1,258	$159	Not applicable
Class F	5,386		2,630	258	Not applicable
Class 529-A	183		122	12	$ 113
Class 529-B	213		23	10	21
Class 529-C	497		54	19	50
Class 529-E	34		7	1	7
Class 529-F	3		7	1	6
Class R-1	147		22	9	Not applicable
Class R-2	1,607		320	934	Not applicable
Class R-3	6,668		1,927	310	Not applicable
Class R-4	3,674		2,288	56	Not applicable
Class R-5	Not applicable		2,597	24	Not applicable
Total	$80,151	$15,744	$11,255	$1,793	$197

Deferred Trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $308,000, shown on the accompanying financial statements, includes $187,000 in current fees (either paid in cash or deferred) and a net increase of $121,000 in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2005
Class A	$2,851,669	$77,010	$0	$0	($3,306,197)	($89,824)	($454,528)	($12,814)
Class B	77,966	2,135	0	0	(47,952)	(1,314)	30,014	821
Class C	272,717	7,515	0	0	(95,611)	(2,645)	177,106	4,870
Class F	833,560	22,648	0	0	(333,370)	(9,039)	500,190	13,609
Class 529-A	44,032	1,198	0	0	(3,894)	(105)	40,138	1,093
Class 529-B	4,862	134	0	0	(670)	(18)	4,192	116
Class 529-C	18,671	516	0	0	(2,441)	(67)	16,230	449
Class 529-E	2,739	75	0	0	(172)	(4)	2,567	71
Class 529-F	2,424	66	0	0	(318)	(9)	2,106	57
Class R-1	10,688	290	0	0	(6,041)	(171)	4,647	119
Class R-2	124,531	3,427	0	0	(48,052)	(1,317)	76,479	2,110
Class R-3	766,305	21,090	0	0	(283,623)	(7,808)	482,682	13,282
Class R-4	812,576	22,359	0	0	(315,253)	(8,654)	497,323	13,705
Class R-5	1,339,958	36,525	0	0	(359,521)	(9,725)	980,437	26,800
Total net increase
(decrease)	$7,162,698	$194,988	$0	$0	($4,803,115)	($130,700)	$2,359,583	$64,288

Year ended March 31, 2005
Class A	$6,368,083	$191,318	$487,060	$14,175	($5,554,993)	($168,189)	$1,300,150	$37,304
Class B	193,292	5,893	7,274	213	(69,186)	(2,113)	131,380	3,993
Class C	582,150	17,757	11,548	341	(115,140)	(3,500)	478,558	14,598
Class F	1,528,316	46,074	43,192	1,261	(451,133)	(13,620)	1,120,375	33,715
Class 529-A	80,293	2,409	2,348	69	(5,367)	(161)	77,274	2,317
Class 529-B	11,969	367	270	8	(719)	(22)	11,520	353
Class 529-C	33,743	1,025	603	18	(3,273)	(99)	31,073	944
Class 529-E	4,422	133	119	3	(335)	(10)	4,206	126
Class 529-F	5,238	159	132	4	(862)	(27)	4,508	136
Class R-1	22,982	695	240	7	(3,933)	(122)	19,289	580
Class R-2	229,096	6,970	2,900	86	(59,582)	(1,829)	172,414	5,227
Class R-3	1,409,987	42,745	23,844	701	(347,312)	(10,487)	1,086,519	32,959
Class R-4	1,692,744	51,340	31,296	921	(367,006)	(11,172)	1,357,034	41,089
Class R-5	2,246,312	66,636	60,479	1,760	(623,129)	(18,573)	1,683,662	49,823
Total net increase
(decrease)	$14,408,627	$433,521	$671,305	$19,567	($7,601,970)	($229,924)	$7,477,962	$223,164

(1) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of September 30, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

Non-U.S. currency contracts	Contract amount		U.S. valuations at September 30, 2005
	Non-U.S.	U.S.	Amount	Unrealized depreciation
Sales:
South African Rand
expiring 1/9/2006	ZAR173,478	$24,815	$27,009	$(2,194)

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,679,157,000 and $7,826,555,000, respectively, during the six months ended September 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended September 30, 2005, the custodian fee of $8,734,000, shown on the accompanying financial statements, includes $172,000 that was offset by this reduction, rather than paid in cash.

CollegeAmerica is a registered trademark of and sponsored by the Virginia College Savings Plan.SM

Financial highlights (1)

	Income (loss) from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets
Class A:
Six months ended 9/30/2005 (5)	$35.63	$.43	$4.24	$4.67	$ -	$ -	$ -	$40.30	13.13%	$41,921	0.82% (6)	.78% (6)	2.32% (6)
Year ended 3/31/2005	32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515.83		.82	1.31
Year ended 3/31/2004	20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759.87		.87	1.08
Year ended 3/31/2003	27.23	.25	(6.46)	(6.21)	(.24)	-	(.24)	20.78	(23.16)	20,143.90		.90	1.06
Year ended 3/31/2002	28.72	.33	(1.16)	(.83)	(.66)	-	(.66)	27.23	(2.63)	27,765.88		.88	1.21
Year ended 3/31/2001	44.61	.69	(12.65)	(11.96)	(.19)	(3.74)	(3.93)	28.72	(28.02)	28,963.84		.84	1.89
Class B:
Six months ended 9/30/2005 (5)	35.29	.29	4.20	4.49	-	-	-	39.78	12.72	1,108	1.57 (6)	1.52 (6)	1.56 (6)
Year ended 3/31/2005	32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58	1.56	.55
Year ended 3/31/2004	20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737	1.62	1.62	.31
Year ended 3/31/2003	27.09	.07	(6.43)	(6.36)	(.08)	-	(.08)	20.65	(23.79)	387	1.68	1.68	.28
Year ended 3/31/2002	28.56	.11	(1.14)	(1.03)	(.44)	-	(.44)	27.09	(3.34)	422	1.65	1.65	.41
Year ended 3/31/2001	44.59	.47	(12.65)	(12.18)	(.11)	(3.74)	(3.85)	28.56	(28.53)	321	1.61	1.61	1.40
Class C:
Six months ended 9/30/2005 (5)	35.04	.26	4.18	4.44	-	-	-	39.48	12.67	1,934	1.65 (6)	1.61 (6)	1.46 (6)
Year ended 3/31/2005	31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67	1.65	.44
Year ended 3/31/2004	20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939	1.70	1.70	.19
Year ended 3/31/2003	27.07	.05	(6.42)	(6.37)	(.12)	-	(.12)	20.58	(23.80)	275	1.74	1.74	.19
Year ended 3/31/2002	28.56	.06	(1.14)	(1.08)	(.41)	-	(.41)	27.07	(3.53)	178	1.77	1.77	.22
Period from 3/15/2001 to 3/31/2001	28.87	.06	(.37)	(.31)	-	-	-	28.56	(1.07)	10.08		.08	.18
Class F:
Six months ended 9/30/2005 (5)	35.52	.41	4.24	4.65	-	-	-	40.17	13.09	4,958	.87 (6)	.82 (6)	2.23 (6)
Year ended 3/31/2005	32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901.90		.89	1.20
Year ended 3/31/2004	20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449.92		.92	.97
Year ended 3/31/2003	27.23	.24	(6.46)	(6.22)	(.26)	-	(.26)	20.75	(23.21)	861.94		.94	1.00
Year ended 3/31/2002	28.72	.26	(1.11)	(.85)	(.64)	-	(.64)	27.23	(2.71)	580.95		.95	.98
Period from 3/15/2001 to 3/31/2001	29.02	.07	(.37)	(.30)	-	-	-	28.72	(1.03)	7.05		.05	.22
Class 529-A:
Six months ended 9/30/2005 (5)	35.49	.41	4.23	4.64	-	-	-	40.13	13.07	267	.87 (6)	.83 (6)	2.21 (6)
Year ended 3/31/2005	32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197.91		.89	1.18
Year ended 3/31/2004	20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104.91		.91	.98
Year ended 3/31/2003	27.23	.23	(6.45)	(6.22)	(.27)	-	(.27)	20.74	(23.22)	33.94		.94	.98
Period from 2/15/2002 to 3/31/2002	26.02	.11	1.10	1.21	-	-	-	27.23	4.88	4.13		.13	.42
Class 529-B:
Six months ended 9/30/2005 (5)	35.09	.25	4.17	4.42	-	-	-	39.51	12.60	48	1.75 (6)	1.70 (6)	1.36 (6)
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80	1.79	.30
Year ended 3/31/2004	20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24	1.83	1.83	.06
Year ended 3/31/2003	27.21	.02	(6.43)	(6.41)	(.19)	-	(.19)	20.61	(23.91)	8	1.86	1.86	.07
Period from 2/19/2002 to 3/31/2002	25.54	.08	1.59	1.67	-	-	-	27.21	6.77	1.20		.20	.29
Class 529-C:
Six months ended 9/30/2005 (5)	35.08	.25	4.18	4.43	-	-	-	39.51	12.63	117	1.73 (6)	1.69 (6)	1.35 (6)
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79	1.78	.31
Year ended 3/31/2004	20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50	1.82	1.82	.07
Year ended 3/31/2003	27.20	.02	(6.42)	(6.40)	(.19)	-	(.19)	20.61	(23.88)	15	1.84	1.84	.08
Period from 2/15/2002 to 3/31/2002	26.02	.09	1.09	1.18	-	-	-	27.20	4.77	1.22		.22	.35
Class 529-E:
Six months ended 9/30/2005 (5)	35.33	.34	4.21	4.55	-	-	-	39.88	12.91	16	1.21 (6)	1.16 (6)	1.87 (6)
Year ended 3/31/2005	32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26	1.24	.84
Year ended 3/31/2004	20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7	1.28	1.28	.61
Year ended 3/31/2003	27.23	.15	(6.44)	(6.29)	(.25)	-	(.25)	20.69	(23.48)	2	1.30	1.30	.66
Period from 3/7/2002 to 3/31/2002	27.39	.06	(.22)	(.16)	-	-	-	27.23	(.36)	- (7)	.09	.09	.23
Class 529-F:
Six months ended 9/30/2005 (5)	35.45	.43	4.24	4.67	-	-	-	40.12	13.17	16	.76 (6)	.72 (6)	2.33 (6)
Year ended 3/31/2005	32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01	.99	1.09
Year ended 3/31/2004	20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6	1.02	1.02	.82
Period from 9/16/2002 to 3/31/2003	22.67	.16	(1.83)	(1.67)	(.26)	-	(.26)	20.74	(7.57)	1	1.05 (6)	1.05 (6)	1.31(6)
Class R-1:
Six months ended 9/30/2005 (5)	$35.04	$.27	$4.17	$4.44	$ -	$ -	$ -	$39.48	12.64%	$37	1.65% (6)	1.60% (6)	1.48% (6)
Year ended 3/31/2005	31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72	1.68	.34
Year ended 3/31/2004	20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8	1.82	1.71	.15
Period from 6/17/2002 to 3/31/2003	26.26	.06	(5.41)	(5.35)	(.24)	-	(.24)	20.67	(20.56)	1	2.84 (6)	1.73 (6)	.32 (6)
Class R-2:
Six months ended 9/30/2005 (5)	35.07	.26	4.18	4.44	-	-	-	39.51	12.66	506	1.82 (6)	1.61 (6)	1.43 (6)
Year ended 3/31/2005	31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90	1.64	.42
Year ended 3/31/2004	20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174	2.08	1.67	.17
Period from 5/31/2002 to 3/31/2003	27.34	.10	(6.55)	(6.45)	(.25)	-	(.25)	20.64	(23.80)	29	2.33 (6)	1.70 (6)	.53 (6)
Class R-3:
Six months ended 9/30/2005 (5)	35.23	.35	4.21	4.56	-	-	-	39.79	12.94	3,150	1.15 (6)	1.11 (6)	1.94 (6)
Year ended 3/31/2005	31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18	1.16	.89
Year ended 3/31/2004	20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052	1.29	1.29	.51
Period from 5/21/2002 to 3/31/2003	27.64	.17	(6.86)	(6.69)	(.27)	-	(.27)	20.68	(24.40)	63	1.35 (6)	1.31 (6)	.87 (6)
Class R-4:
Six months ended 9/30/2005 (5)	35.25	.41	4.21	4.62	-	-	-	39.87	13.11	3,564	.88 (6)	.83 (6)	2.22 (6)
Year ended 3/31/2005	31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668.90		.88	1.17
Year ended 3/31/2004	20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106.92		.92	.92
Period from 6/7/2002 to 3/31/2003	26.69	.22	(6.00)	(5.78)	(.28)	-	(.28)	20.63	(21.87)	76	.96 (6)	.96 (6)	1.27 (6)
Class R-5:
Six months ended 9/30/2005 (5)	35.64	.46	4.26	4.72	-	-	-	40.36	13.24	6,186	.59 (6)	.54 (6)	2.48 (6)
Year ended 3/31/2005	32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507.59		.58	1.51
Year ended 3/31/2004	20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473.61		.61	1.27
Period from 5/15/2002 to 3/31/2003	27.55	.26	(6.74)	(6.48)	(.29)	-	(.29)	20.78	(23.71)	782	.63 (6)	.63 (6)	1.31 (6)

	Six months ended September 30,	Year ended March 31
	2005(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	15%	30%	25%	29%	27%	37%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the period shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share to classes (except Class R-5), CRMC agreed pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005, through September 30, 2005).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2005	Ending account value 9/30/2005	Expenses paid during period(1)	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,131.34	$4.17	.78%
Class A -- assumed 5% return	1,000.00	1,021.16	3.95	.78

Class B -- actual return	1,000.00	1,127.25	8.11	1.52
Class B -- assumed 5% return	1,000.00	1,017.45	7.69	1.52

Class C -- actual return	1,000.00	1,126.72	8.58	1.61
Class C -- assumed 5% return	1,000.00	1,017.00	8.14	1.61

Class F -- actual return	1,000.00	1,130.91	4.38	.82
Class F -- assumed 5% return	1,000.00	1,020.96	4.15	.82

Class 529-A -- actual return	1,000.00	1,130.74	4.43	.83
Class 529-A -- assumed 5% return	1,000.00	1,020.91	4.20	.83

Class 529-B -- actual return	1,000.00	1,125.96	9.06	1.70
Class 529-B -- assumed 5% return	1,000.00	1,016.55	8.59	1.70

Class 529-C -- actual return	1,000.00	1,126.27	9.01	1.69
Class 529-C -- assumed 5% return	1,000.00	1,016.60	8.54	1.69

Class 529-E -- actual return	1,000.00	1,129.09	6.19	1.16
Class 529-E -- assumed 5% return	1,000.00	1,019.25	5.87	1.16

Class 529-F -- actual return	1,000.00	1,131.75	3.85	.72
Class 529-F -- assumed 5% return	1,000.00	1,021.46	3.65	.72

Class R-1 -- actual return	1,000.00	1,126.40	8.53	1.60
Class R-1 -- assumed 5% return	1,000.00	1,017.05	8.09	1.60

Class R-2 -- actual return	1,000.00	1,126.59	8.58	1.61
Class R-2 -- assumed 5% return	1,000.00	1,017.00	8.14	1.61

Class R-3 -- actual return	1,000.00	1,129.44	5.93	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.50	5.62	1.11

Class R-4 -- actual return	1,000.00	1,131.07	4.43	.83
Class R-4 -- assumed 5% return	1,000.00	1,020.91	4.20	.83

Class R-5 -- actual return	1,000.00	1,132.42	2.89	.54
Class R-5 -- assumed 5% return	1,000.00	1,022.36	2.74	.54

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in EuroPacific Growth Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds and CollegeAmerica. This and other important information is contained in the fund’s prospectus and the CollegeAmerica program description, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com. If you reside in a state other than Virginia, there may be an in-state plan that provides tax and other benefits not available through CollegeAmerica. Talk to your tax adviser. CollegeAmerica is distributed by American Funds Distributors and sold through unaffiliated intermediaries.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete September 30, 2005, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

CollegeAmerica is sponsored by
Virginia College Savings PlanSM

What makes American Funds different?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
Rather than follow fads, we pursue a consistent strategy, focusing on each investment’s long-term potential.

•	An unparalleled global research effort
American Funds draws on one of the industry’s most globally integrated research networks.

•	The multiple portfolio counselor system
Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund’s objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

•	Experienced investment professionals

The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

•	A commitment to low operating expenses
American Funds’ operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
>  EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
   The Bond Fund of AmericaSM
    Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-916-1105P

Litho in USA BG/AL/8082-S4901

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds ®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2005

unaudited

		Market value
Common stocks — 94.51%	Shares	(000)

FINANCIALS — 23.34%
UFJ Holdings, Inc.[1,2]	118,513	$964,962
Kookmin Bank[2]	15,593,040	917,718
Allianz AG2	4,311,335	584,107
Mitsui Trust Holdings, Inc.[2]	39,187,000	541,571
ABN AMRO Holding NV2	22,564,802	540,559
ING Groep NV2	17,377,817	518,202
Banco Bradesco SA, preferred nominative	9,660,600	473,030
Banco Santander Central Hispano, SA2	32,275,106	424,917
Shinhan Financial Group Co., Ltd.[2]	11,949,400	416,605
UBS AG2	4,868,398	413,487
Banco Itaú Holding Financeira SA, preferred nominative	1,580,600	378,789
Hypo Real Estate Holding AG2	6,680,000	337,557
DnB NOR ASA[2]	32,600,000	337,202
Sun Hung Kai Properties Ltd.[2]	31,951,000	331,596
Promise Co., Ltd.[2]	4,470,150	331,357
HSBC Holdings PLC (United Kingdom)[2]	13,747,439	222,669
HSBC Holdings PLC (Hong Kong)[2]	6,568,436	106,724
Mitsui Sumitomo Insurance Co., Ltd.[2]	27,031,000	312,195
Unibanco-União de Bancos Brasileiros SA, units (GDR)	5,610,000	295,086
Housing Development Finance Corp. Ltd.[2]	11,947,500	283,012
Royal Bank of Scotland Group PLC[2]	9,947,308	282,788
Macquarie Bank Ltd.[2]	4,677,280	268,969
UniCredito Italiano SpA[2]	47,070,000	265,560
Lloyds TSB Group PLC[2]	31,000,000	255,819
Hongkong Land Holdings Ltd.[2]	80,980,300	254,923
Swire Pacific Ltd., Class A2	27,195,500	250,861
Sompo Japan Insurance Inc.[2]	18,399,000	243,705
ORIX Corp.[2]	1,157,000	208,911
ORIX Corp. (ADR)	189,600	17,176
Millea Holdings, Inc.[2]	13,063	209,485
QBE Insurance Group Ltd.[2]	14,700,760	209,041
DEPFA BANK PLC[2]	12,890,000	207,283
Brascan Corp., Class A	4,413,000	205,788
Société Générale[2]	1,702,000	193,939
HBOS PLC[2]	12,505,955	188,354
NIPPONKOA Insurance Co., Ltd.[2]	24,280,000	188,308
Mizuho Financial Group, Inc.[2]	28,540	181,649
Bank of Nova Scotia	4,600,000	171,995
AIFUL Corp.[2]	1,901,200	159,023
PartnerRe Holdings Ltd.	2,437,850	156,144
Westfield Group[2]	12,067,114	154,483
Sumitomo Mitsui Financial Group, Inc.[2]	15,670	$ 147,763
Crédit Agricole SA2	4,870,000	142,956
ICICI Bank Ltd.[2]	6,982,300	96,035
ICICI Bank Ltd. (ADR)	1,111,300	31,394
Credit Suisse Group[2]	2,865,000	127,032
Takefuji Corp.	1,600,840	124,736
DBS Group Holdings Ltd.[2]	12,450,000	116,149
Samsung Fire & Marine Insurance Co., Ltd.[2]	1,096,500	113,325
Banco Bilbao Vizcaya Argentaria, SA2	6,206,200	108,750
BNP Paribas[2]	1,275,056	97,063
Sberbank (Savings Bank of the Russian Federation) (GDR)	950,000	91,200
Chinatrust Financial Holding Co., Ltd.[2]	102,514,837	88,414
Fairfax Financial Holdings Ltd.	500,000	86,736
Westpac Banking Corp.[2]	5,119,760	82,540
Cathay Financial Holding Co., Ltd.[2]	33,050,000	61,738
Woori Finance Holdings Co., Ltd.[2]	4,000,000	58,138
Bayerische Hypo- und Vereinsbank AG1,2	2,000,000	56,445
St. George Bank Ltd.[2]	2,374,778	50,497
T&D Holdings, Inc.[2]	820,000	48,914
Deutsche Bank AG2	501,466	46,963
Malayan Banking Bhd.[2]	13,150,300	40,509
Mitsubishi Estate Co., Ltd.[2]	2,230,000	30,619
Fubon Financial Holding Co., Ltd.[2]	26,300,000	24,219
Erste Bank der oesterreichischen Sparkassen AG2	299,686	16,032
Security Capital European Realty[1,2,3]	39,607	633
		14,894,349

CONSUMER DISCRETIONARY — 11.89%
Toyota Motor Corp.[2]	11,122,600	509,713
Honda Motor Co., Ltd.[2]	8,335,100	471,625
Hyundai Motor Co.[2]	5,861,120	460,852
Industria de Diseno Textil, SA2	14,300,468	420,172
Continental AG2	4,977,500	409,723
Bridgestone Corp.[2]	16,316,000	349,901
Swatch Group Ltd[2]	5,026,034	309,231
Mediaset SpA[2]	25,518,900	301,939
Sony Corp.[2]	8,939,700	293,848
News Corp. Inc., Class A	15,109,826	235,562
News Corp. Inc., Class B	1,848,614	30,502
Grupo Televisa, SA, ordinary participation certificates (ADR)	3,548,400	254,456
Volkswagen AG2	3,021,900	186,222
Volkswagen AG, nonvoting preferred[2]	1,333,000	60,910
Kingfisher PLC[2]	60,837,191	232,189
LG Electronics Inc.[2]	3,161,000	212,689
Daito Trust Construction Co., Ltd.[2]	4,515,000	197,866
Dixons Group PLC[2]	65,779,418	174,790
Suzuki Motor Corp.[2]	9,396,867	174,051
Reed Elsevier PLC[2]	18,680,000	172,630
Koninklijke Philips Electronics NV2	6,110,000	162,702
Publishing & Broadcasting Ltd.[2]	12,032,253	151,413
Marui Co., Ltd.[2]	8,700,000	147,090
Accor SA2	2,752,000	138,979
Esprit Holdings Ltd.[2]	17,700,000	132,597
Porsche AG, preferred shares[2]	167,790	129,001
Cie. Financière Richemont AG, units, Class A2	3,058,816	121,416
Fuji Heavy Industries Ltd.[2]	25,777,000	$ 116,652
Reed Elsevier NV2	8,018,100	110,698
Yamada Denki Co., Ltd.[2]	1,386,000	105,407
Pearson PLC[2]	9,037,272	104,999
Nikon Corp.[2]	8,259,000	104,395
Premiere AG1,2	3,618,000	101,712
Thomson Corp.	2,460,000	91,959
British Sky Broadcasting Group PLC[2]	9,095,938	90,067
HYUNDAI MOBIS[2]	1,016,350	83,631
Sekisui House, Ltd.[2]	4,780,000	58,760
Marks and Spencer Group PLC[2]	7,600,000	50,311
Agfa-Gevaert NV2	1,900,000	45,813
Daiwa House Industry Co., Ltd.[2]	2,960,300	38,748
Funai Electric Co., Ltd.[2]	285,000	25,349
NEXT PLC[2]	385,000	9,452
Kesa Electricals PLC[2]	1,419,851	6,398
Antena 3 Televisión, SA2	64,652	1,173
TI Automotive Ltd., Class A1,2	3,197,300	—
		7,587,593

TELECOMMUNICATION SERVICES — 11.14%
Vodafone Group PLC[2]	436,435,890	1,136,022
América Móvil SA de CV, Series L (ADR)	33,648,000	885,615
América Móvil SA de CV, Series L	21,540,000	28,387
Telefónica, SA2	38,798,154	636,759
France Télécom, SA2	16,793,000	483,453
Koninklijke KPN NV2	50,755,000	455,883
Telekom Austria AG2	19,684,056	391,588
Teléfonos de México, SA de CV, Class L (ADR)	14,060,000	299,056
Teléfonos de México, SA de CV, Class L	14,360,000	15,283
Bharti Tele-Ventures Ltd.[1,2]	37,635,300	299,054
Tele Norte Leste Participações SA, preferred nominative	16,764,775	277,200
Tele Norte Leste Participações SA, ordinary nominative	762,130	17,355
Tele Norte Leste Participações SA, preferred nominative (ADR)	130,000	2,149
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	518,454,200	271,637
Deutsche Telekom AG2	12,675,500	231,147
China Mobile (Hong Kong) Ltd.[2]	45,344,000	222,809
KT Corp.[2]	2,335,060	98,716
KT Corp. (ADR)	3,057,880	68,802
SK Telecom Co., Ltd. (ADR)	7,611,750	166,241
Portugal Telecom, SGPS, SA2	15,795,000	144,295
Singapore Telecommunications Ltd.[2]	90,508,500	130,994
China Unicom Ltd.[2]	152,028,000	126,785
Telenor ASA[2]	13,525,800	120,727
BT Group PLC[2]	30,000,000	117,656
BCE Inc.	4,201,930	115,272
Advanced Info Service PCL[2]	42,980,000	113,386
KDDI Corp.[2]	20,000	112,762
Belgacom SA2	2,086,086	70,809
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	54,697
Telecomunicações de Sao Paulo SA, preferred nominative	684,461	13,424
		7,107,963

INFORMATION TECHNOLOGY — 9.67%
SOFTBANK CORP.[2]	17,154,900	$ 952,850
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	433,157,406	698,330
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,556,400	78,554
Samsung Electronics Co., Ltd.[2]	1,076,775	608,104
Samsung Electronics Co., Ltd., nonvoting preferred[2]	48,800	21,273
Hon Hai Precision Industry Co., Ltd.[2]	130,046,846	607,756
Rohm Co., Ltd.[2]	4,272,100	370,910
Murata Manufacturing Co., Ltd.[2]	6,377,500	355,959
Hoya Corp., when-issued 11/2005[1,2]	7,542,000	250,596
Hoya Corp.[2]	2,514,000	83,532
Tokyo Electron Ltd.[2]	5,704,300	303,547
Nippon Electric Glass Co., Ltd.[2]	15,969,000	288,245
Hirose Electric Co., Ltd.[2]	1,830,000	213,492
Mediatek Incorporation[2]	15,051,324	142,512
Chi Mei Optoelectronics Corp.[2]	124,073,598	137,641
livedoor Co., Ltd.[1,2]	34,609,000	136,363
SAP AG2	760,000	131,261
TDK Corp.[2]	1,800,000	128,407
OMRON Corp.[2]	4,800,000	116,807
Fujitsu Ltd.[2]	15,400,000	101,567
Advanced Semiconductor Engineering, Inc.[2]	116,643,491	78,977
Telefonaktiebolaget LM Ericsson, Class B (ADR)	1,600,000	58,944
Infosys Technologies Ltd.[2]	980,000	56,253
Canon, Inc.[2]	1,000,000	54,027
Wipro Ltd.[2]	6,000,000	50,726
ASML Holding NV1,2	2,500,000	41,223
ASML Holding NV (New York registered)[1]	213,000	3,517
Konica Minolta Holdings, Inc.[2]	4,601,000	41,852
Ricoh Co., Ltd.[2]	1,125,000	17,600
AU Optronics Corp.[2]	10,355,000	13,449
Seiko Epson Corp.[2]	500,000	12,878
Contax Participacoes, SA1	16,764,775	10,487
Contax Participações SA, ordinary nominative[1]	762,130	686
Contax Participações SA, preferred nominative (ADR)[1]	130,000	80
Samsung SDI Co., Ltd.[2]	65,020	6,788
		6,175,193

HEALTH CARE — 9.08%
Roche Holding AG2	12,019,200	1,671,026
Sanofi-Aventis[2]	16,344,087	1,352,041
AstraZeneca PLC (Sweden)[2]	8,756,617	408,279
AstraZeneca PLC (United Kingdom)[2]	4,505,000	210,154
Novo Nordisk A/S, Class B2	12,425,650	614,758
Chugai Pharmaceutical Co., Ltd.[2]	19,547,200	372,872
UCB NV2	6,796,059	359,358
Novartis AG2	4,613,960	234,218
Shionogi & Co., Ltd.[2]	9,425,000	128,112
H. Lundbeck A/S2	4,084,300	103,809
Essilor[2]	1,250,000	103,584
Astellas Pharma Inc.[2]	2,400,000	90,318
Smith & Nephew PLC[2]	9,300,000	77,983
Elan Corp., PLC (ADR)[1]	3,000,000	26,580
Ranbaxy Laboratories Ltd.[2]	2,076,000	23,248
Coloplast A/S, Class B2	371,000	22,601
		5,798,941

ENERGY — 7.68%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	10,301,150	$ 736,429
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	798,850	50,927
Royal Dutch Shell PLC, Class B2	9,583,091	330,315
Royal Dutch Shell PLC, Class A2	6,600,000	217,600
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	129,121
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	65,640
MOL Magyar Olaj- és Gázipari Rt., Class A2	4,500,500	498,843
Canadian Natural Resources, Ltd.	8,580,000	387,984
Norsk Hydro ASA[2]	3,175,000	353,917
Norsk Hydro ASA (ADR)	250,000	27,812
Reliance Industries Ltd.[2]	20,260,718	366,325
Petro-Canada	8,600,000	360,444
TOTAL SA2	936,100	255,176
Repsol YPF, SA2	7,732,800	250,586
Oil & Natural Gas Corp. Ltd.[2]	10,204,400	246,553
Nexen Inc.	4,304,690	205,594
ENI SpA[2]	5,565,000	165,125
SK Corp.[2]	2,306,740	133,869
PetroChina Co. Ltd. Class H2	65,000,000	54,190
OAO NOVATEK (GDR)[1,2,3]	1,197,600	28,694
OAO NOVATEK (GDR)[1,2]	925,000	22,162
YUKOS Oil Co. (ADR)[1,2]	3,700,000	16,751
		4,904,057

CONSUMER STAPLES — 6.68%
Nestlé SA2	2,332,500	683,596
Koninklijke Ahold NV1,2	77,643,332	587,610
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	7,300,000	271,414
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,536,000	46,080
Unilever PLC[2]	27,915,989	291,978
Wal-Mart de México, SA de CV, Series V	57,417,859	291,955
Groupe Danone[2]	2,578,000	278,318
METRO AG2	3,965,000	195,437
Tesco PLC[2]	35,600,000	194,400
Unilever NV2	2,722,800	193,768
Seven & I Holdings Co., Ltd.[1]	4,663,400	154,379
Coca-Cola HBC SA2	4,184,583	121,427
Shinsegae Co., Ltd.[2]	310,000	115,243
Diageo PLC[2]	8,000,000	114,951
Woolworths Ltd.[2]	8,410,292	106,809
Uni-Charm Corp.[2]	2,213,900	95,598
L'Oréal SA2	1,230,000	95,356
Gallaher Group PLC[2]	5,550,866	86,093
Foster's Group Ltd.[2]	12,629,786	56,142
Heineken NV2	1,625,000	52,183
Orkla AS2	1,371,428	52,075
Pernod Ricard Co.[2]	275,000	48,570
Royal Numico NV1,2	840,000	36,806
Coca-Cola FEMSA, SA de CV, Series L	13,500,000	36,222
Fomento Económico Mexicano, SA de CV (ADR)	430,000	30,066
Coles Myer Ltd.[2]	3,470,000	27,147
		4,263,623

MATERIALS — 5.62%
Cía. Vale do Rio Doce, preferred nominative, Class A	6,860,000	$ 268,194
Cía. Vale do Rio Doce, ordinary nominative (ADR)	5,896,700	258,629
Bayer AG2	12,510,000	458,461
Cemex, SA de CV, ordinary participation certificates, units (ADR)	8,504,791	444,801
Nitto Denko Corp.[2]	5,825,000	328,071
POSCO[2]	1,100,000	247,882
Potash Corp. of Saskatchewan Inc.	1,894,000	176,748
AngloGold Ashanti Ltd.[2]	3,860,000	166,206
Kuraray Co., Ltd.[2]	14,600,000	129,251
Siam Cement PCL[2]	19,086,100	118,281
BHP Billiton PLC[2]	6,000,000	97,048
JSR Corp.[2]	4,420,000	91,942
Gold Fields Ltd.[2]	6,107,500	91,104
Ivanhoe Mines Ltd.[1]	10,160,000	85,761
UPM-Kymmene Corp.[2]	4,000,000	80,090
Stora Enso Oyj, Class R2	5,394,843	74,190
Holcim Ltd.[2]	1,028,571	68,310
Harmony Gold Mining Co. Ltd.[1,2]	5,650,000	63,474
Companhia Siderurgica Nacional SA, ordinary nominative	2,325,000	54,170
Kaneka Corp.[2]	4,100,000	53,421
BASF AG2	600,000	45,142
L'Air Liquide[2]	224,000	41,275
Clariant Ltd.[1,2]	2,295,000	32,995
Placer Dome Inc.	1,862,200	31,903
Yara International ASA[2]	1,580,000	28,608
Sappi Ltd.[2]	2,383,000	28,092
Rio Tinto PLC[2]	375,000	15,324
Abitibi-Consolidated Inc.	1,800,000	7,240
Formosa Plastics Corp.[2]	210	—
		3,586,613

INDUSTRIALS — 4.23%
Siemens AG2	6,604,000	509,679
Asahi Glass Co., Ltd.[2]	38,439,000	403,828
Mitsubishi Corp.[2]	17,700,000	349,419
FANUC LTD[2]	3,050,000	247,534
Marubeni Corp.[2]	44,500,000	207,135
Sandvik AB2	3,792,000	188,681
Mitsui & Co., Ltd.[2]	12,449,000	155,876
Bharat Heavy Electricals Ltd.	4,164,125	116,064
Capita Group PLC[2]	14,197,623	94,304
ALSTOM SA1,2	1,850,000	87,908
Metso Oyj[2]	2,500,000	63,495
Atlas Copco AB, Class A2	2,255,000	43,640
Vedior NV2	2,911,673	41,383
Bombardier Inc., Class B	16,698,200	41,278
JS Group Corp.[2]	2,390,000	40,698
Wesfarmers Ltd.[2]	1,180,000	36,116
Matsushita Electric Works, Ltd.[2]	2,515,000	25,023
Qantas Airways Ltd.[2]	9,309,391	23,944
Ryanair Holdings PLC (ADR)[1]	409,200	18,631
Ainax AB2	112,445	4,061
		2,698,697

UTILITIES — 2.77%
E.ON AG2	3,948,000	$ 362,825
National Grid Transco PLC[2]	31,540,061	295,814
Scottish Power PLC[2]	24,286,000	244,897
Veolia Environnement[2]	5,335,400	225,333
Gas Natural SDG, SA2	6,510,000	189,605
Korea Electric Power Corp.[2]	4,515,960	154,228
Unified Energy System of Russia (GDR)[2]	3,580,000	139,391
Hong Kong and China Gas Co. Ltd.[2]	50,000,000	103,225
Tenaga Nasional Bhd.[2]	17,700,000	50,731
		1,766,049

MISCELLANEOUS — 2.41%
Other common stocks in initial period of acquisition		1,538,609

Total common stocks (cost: $43,693,450,000)		60,321,687

Warrants — 0.02%

FINANCIALS — 0.02%
ING Groep NV, warrants, expire 2008[1]	1,730,000	9,462

Total warrants (cost: $46,430,000)		9,462

Convertible securities — 0.03%	Principal amount

FINANCIALS — 0.03%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[3]	$20,000,000	19,975

Total convertible securities (cost: $20,372,000)		19,975

	Principal amount
Bonds & notes — 0.17%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 0.17%
Brazilian Treasury Bill 0% 2006	R$162	66,761
Brazilian Treasury Bill 0% 2007	119	43,678

Total bonds & notes (cost: $99,972,000)		110,439

		unaudited

	Principal amount	Market value
Short-term securities — 5.19%	(000)	(000)
Danske Corp., Series A, 3.54%-3.73% due 10/11-11/21/2005	$166,800	$ 166,233
IXIS Commercial Paper Corp. 3.48%-3.80% due 10/14-12/5/2005[3]	160,000	159,311
Barclays U.S. Funding Corp. 3.63%-3.845% due 10/26-12/5/2005	121,000	120,443
Barclays U.S. Funding Corp. 3.785% due 12/14/2005[4]	30,000	29,767
Depfa Bank PLC 3.64%-3.755% due 10/26-11/22/2005[3]	100,000	99,579
Depfa Bank PLC 3.57% due 10/18/2005	50,000	49,997
Anz National (International) Ltd. 3.535%-3.75% due 10/11-11/21/2005[3]	150,000	149,553
National Australia Funding (Delaware) Inc. 3.60%-3.75% due 10/11-11/4/2005[3]	150,000	149,512
Dexia Delaware LLC 3.50%-3.795% due 10/14-12/1/2005	150,000	149,279
Rabobank USA Financial Corp. 3.59%-3.84% due 10/24-12/6/2005	140,900	140,337
Toyota Motor Credit Corp. 3.60%-3.83% due 10/20-12/6/2005	95,000	94,642
Toyota Credit de Puerto Rico Corp. 3.58% due 10/17/2005	30,000	29,950
CBA (Delaware) Finance Inc. 3.84% due 12/1-12/19/2005	110,000	109,184
UBS Finance (Delaware) LLC 3.74%-3.86% due 10/3-11/3/2005	101,800	101,606
Toronto-Dominion Bank 3.82%-3.85% due 11/29-12/2/2005	100,000	99,993
Westpac Capital Corp. 3.50% due 10/13-10/17/2005	100,000	99,855
Mont Blanc Capital Corp. 3.72%-3.75% due 10/17-10/27/2005[3]	100,000	99,755
Amsterdam Funding Corp. due 3.59%-3.77% due 10/19-11/10/2005[3]	73,200	72,939
ABN-AMRO North America Finance Inc. 3.45% due 10/11/2005	26,800	26,771
BNP Paribas Finance Inc. 3.605%-3.775% due 10/18-11/30/2005	100,000	99,655
CAFCO, LLC 3.54%-3.80% due 10/5-11/17/2005[3]	100,000	99,654
HBOS Treasury Services PLC 3.51%-3.81% due 10/19-11/30/2005	100,000	99,599
Royal Bank of Scotland PLC 3.64%-3.76% due 11/8-11/18/2005	100,000	99,529
Allied Irish Banks N.A. Inc. 3.67%-3.79% due 11/8-11/29/2005[3]	100,000	99,484
Bank of Ireland 3.64%-3.80% due 11/10-12/1/2005[3]	100,000	99,429
Total Capital SA 3.78%-3.84% due 11/22-12/2/2005[3]	100,000	99,401
Calyon North America Inc. 3.775% due 11/28/2005	100,000	99,382
HSBC USA Inc. 3.62%-3.855% due 10/18-12/7/2005	75,000	74,734
Old Line Funding, LLC 3.76%-3.77% due 11/7-11/8/2005[3]	75,000	74,699
Bank of Montreal 3.54%-3.82% due 10/3-11/23/2005	50,000	49,998
Société Générale North America Inc. 3.59% due 10/17/2005	50,000	49,916
DaimlerChrysler Revolving Auto Conduit LLC II 3.65% due 10/19/2005	50,000	49,904
Wal-Mart Stores Inc. 3.57%-3.72% due 10/24-11/15/2005[3]	50,000	49,834
Caisse d'Amortissement de la Dette Sociale 3.80% due 12/5/2005	50,000	49,662
Freddie Mac 3.42%-3.75% due 10/11-12/6/2005	49,300	49,106
KfW International Finance Inc. 3.73%-3.76% due 11/30-12/14/2005[3]	47,000	46,674
BMW U.S. Capital Corp. 3.64% due 11/14/2005[3]	26,200	26,079
IBM Capital Inc. 3.455% due 10/5/2005[3]	25,000	24,988
Federal Home Loan Bank 3.74% due 11/30/2005	25,000	24,850

Total short-term securities (cost: $3,315,085,000)		3,315,283

Total investment securities (cost: $47,175,309,000)		63,776,846
Other assets less liabilities		51,615

Net assets		$63,828,461

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 265 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $51,045,486,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,400,193,000, which represented 2.19% of the net assets of the fund.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a) (1)	The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark E. Denning
Mark E. Denning, President and PEO

Date: December 8, 2005

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: December 8, 2005